INVESTMENT IN SILVERBACK - Disclosure of detailed information about subsidiary (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure of associates [line items]
Current assets	$ 10,313,788	$ 6,529,674	$ 4,011,696
Non-current assets	69,417,457	106,093,680	49,492,887
Total assets	79,731,245	112,623,354	53,504,583
Total liabilities	(5,346,368)	(12,071,931)	(5,447,839)
Revenue from stream interest	0	0	2,699,607
Depletion	(869,360)	(2,347,535)	(698,840)
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Current assets	1,983,260	138,890	363,522
Non-current assets	1,635,599	195,010	2,349,324
Total assets	3,618,859	333,900	2,712,845
Total liabilities	(183,692)	(77,500)	(155,817)
Revenue from stream interest	1,649,612	1,376,715	1,650,490
Depletion	(588,391)	(263,808)	(1,065,514)
Net income and comprehensive income for the period	$ 1,014,554	$ 1,032,907	$ 500,460